Related party transactions (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of transactions between related parties
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Salaries	1,501,800	231,034	104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881
	4,882,851	716,538	414,184

Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$

Accounts payable and accrued liabilities	771,255	316,465	85,386
Restricted share units	—	153,296	—
Outstanding balances	771,255	469,761	85,386